UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2010
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		    August 13, 2010

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      26
						     ----------
Form 13F Information Table Value Total	              $139,199
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp Delawa   COM	      00766T100	    1764    76,500  SH         SOLE    NONE   76,500	   0	0
Airtran Hldgs Inc.	       COM	      00949P108     2311   476,400  SH	       SOLE    NONE  476,400	   0	0
Bank of New York Mellon Corp   COM	      064058100     3808   154,242  SH	       SOLE    NONE  154,242	   0	0
Covidien PLC	               SHS	      G2554F105     6880   171,237  SH	       SOLE    NONE  171,237	   0	0
Ebay Inc.	               COM	      278642103     6340   323,319  SH	       SOLE    NONE  323,319	   0	0
Fidelity Natl Information Sv.  COM	      31620M106     8448   315,000  SH	       SOLE    NONE  315,000	   0	0
Fidelity National Financial,IncCL A	      31620R105     6507   500,930  SH	       SOLE    NONE  500,930	   0	0
Gencorp Inc.	               COM	      368682100	     153    35,000  SH	       SOLE    NONE   35,000	   0	0
Global Defense Tech Sys Inc.   COM	      37950B107	     494    38,690  SH	       SOLE    NONE   38,690	   0	0
Hewlett Packard Co.	       COM	      428236103     6610   152,718  SH	       SOLE    NONE  152,718	   0	0
International Business Machs   COM	      459200101     7409    60,000  SH	       SOLE    NONE   60,000	   0	0
Johnson & Johnson	       COM	      478160104	    3544    60,000  SH	       SOLE    NONE   60,000	   0	0
Lender Processing Services,Inc COM	      52602E102     9035   288,558  SH	       SOLE    NONE  288,558	   0	0
NICE Sys Ltd	               SPONSORED ADR  653656108	     637    25,000  SH	       SOLE    NONE   25,000	   0	0
Platinum Underwriters Hldgs L  COM	      G7127P100     8222   226,552  SH	       SOLE    NONE  226,552	   0	0
Precision Castparts Corp.      COM	      740189105	    2573    25,000  SH	       SOLE    NONE   25,000	   0	0
Primerica Inc.	               COM	      74164M108	    5342   249,171  SH	       SOLE    NONE  249,171	   0	0
Research In Motion, Ltd.       COM	      760975102	    2463    50,000  SH	       SOLE    NONE   50,000	   0	0
Scotts Miracle Gro Co	       CL A	      810186106    10018   225,576  SH	       SOLE    NONE  225,576	   0	0
Spirit Aerosystems Hldgs Inc   COM CL A	      848574109	    3336   175,000  SH	       SOLE    NONE  175,000	   0	0
SRA International Inc. 	       CL A	      78464R105	    3049   155,000  SH	       SOLE    NONE  155,000	   0	0
Symantec Corp.	               COM	      871503108	    5265   379,302  SH	       SOLE    NONE  379,302	   0	0
Tempur Pedic Intl, Inc.	       COM	      88023U101     7644   248,592  SH	       SOLE    NONE  248,592	   0	0
Thomson Reuters Corp.	       COM	      884903105     1872    52,233  SH	       SOLE    NONE   52,233	   0	0
Ultra Clean Hldgs, Inc.	       COM	      90385V107    15355 1,802,245  SH	       SOLE    NONE1,802,245	   0	0
Verint Sys Inc	               COM	      92343X100    10120   441,918  SH	       SOLE    NONE  441,918	   0	0